Other investments (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of other investments

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Unquoted shares, at cost
At cost	-	2,722
Less: Accumulated Impairment Loss	-	(2,702)
Exchange Differences	-	(20)

	-	-
Quoted shares,
At cost, reclassification from investment in associates (Note 9)	1,492,916	-
Add: Fair Value Through Other Comprehensive Income	4,789,639	-
Exchange Differences	308,153	-

	6,590,708	-

As at 30 September	6,590,708	-

	2025	2024
	USD	USD

Financial assets at fair value through profit or loss
Unquoted shares
As at 1 April	-	28,768
Disposal during year	-	(28,748)

	-	20
Exchange difference	-	(20)

	-	-